Regulatory Capital Requirements (Table)	12 Months Ended
Dec. 31, 2020
Regulatory Capital Requirements
Schedule of regulatory capital ratios
					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes:		Buffer(1):		Action Provisions(2):
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2020
Common equity tier 1 capital
(to risk-weighted assets)
Company	$77,594	14.15%	$24,680	4.50%	$38,391	7.00%	N/A	N/A
Bank	$77,017	14.06%	$24,654	4.50%	$38,351	7.00%	$35,611	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$77,594	14.15%	$32,907	6.00%	$46,618	8.50%	N/A	N/A
Bank	$77,017	14.06%	$32,872	6.00%	$46,569	8.50%	$43,829	8.00%
Total capital (to risk-weighted assets)
Company	$84,455	15.40%	$43,876	8.00%	$57,587	10.50%	N/A	N/A
Bank	$83,871	15.31%	$43,829	8.00%	$57,526	10.50%	$54,787	10.00%
Tier 1 capital (to average assets)
Company	$77,594	8.80%	$35,273	4.00%	N/A	N/A	N/A	N/A
Bank	$77,017	8.74%	$35,252	4.00%	N/A	N/A	$44,065	5.00%

December 31, 2019:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$69,947	13.48%	$23,352	4.50%	$36,325	7.00%	N/A	N/A
Bank	$69,330	13.38%	$23,325	4.50%	$36,283	7.00%	$33,691	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$69,947	13.48%	$31,135	6.00%	$44,108	8.50%	N/A	N/A
Bank	$69,330	13.38%	$31,099	6.00%	$44,057	8.50%	$41,466	8.00%
Total capital (to risk-weighted assets)
Company	$75,943	14.63%	$41,514	8.00%	$54,487	10.50%	N/A	N/A
Bank	$75,326	14.53%	$41,466	8.00%	$54,424	10.50%	$51,832	10.00%
Tier 1 capital (to average assets)
Company	$69,947	9.57%	$29,223	4.00%	N/A	N/A	N/A	N/A
Bank	$69,330	9.50%	$29,201	4.00%	N/A	N/A	$36,501	5.00%